Schedule IV Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule Of Reinsurance Premiums For Insurance Companies [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE IV—REINSURANCE
(in millions)

	As of or for the Year ended December 31,
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amounts	Percentage of Amount Assumed to Net
2011
Life insurance in force	$76	$39,987	$2,664,353	$2,624,442	101.52%
Premiums
U.S. operations	$2.6	$197.0	$4,187.1	$3,992.7	104.87%
Canada operations	--	104.7	940.1	835.3	112.55
Europe & South Africa operations	--	30.0	1,224.4	1,194.5	102.50
Asia Pacific operations	--	36.8	1,341.3	1,304.5	102.82
Corporate and Other	--	--	8.7	8.7	100.00
Total	$2.6	$368.5	$7,701.6	$7,335.7	104.99%

2010
Life insurance in force	$74	$42,582	$2,540,317	$2,497,809	101.70%
Premiums
U.S. operations	$2.7	$196.6	$3,991.0	$3,797.1	105.11%
Canada operations	--	280.6	1,077.8	797.2	135.20
Europe & South Africa operations	--	32.4	950.9	918.5	103.53
Asia Pacific operations	--	31.6	1,170.7	1,139.1	102.77
Corporate and Other	--	--	7.8	7.8	100.00
Total	$2.7	$541.2	$7,198.2	$6,659.7	108.09%

2009
Life insurance in force	$72	$46,897	$2,325,041	$2,278,216	102.06%
Premiums
U.S. operations	$2.3	$193.2	$3,511.6	$3,320.7	105.75%
Canada operations	--	268.0	882.9	614.9	143.58
Europe & South Africa operations	--	28.9	810.9	782.0	103.70
Asia Pacific operations	--	28.9	1,027.8	998.9	102.89
Corporate and Other	--	--	8.7	8.7	100.00
Total	$2.3	$519.0	$6,241.9	$5,725.2	109.03%